UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment  [ ];    Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     National Investment Services, Inc.
Address:  Suite 2350
	  777 East Wisconsin Avenue
	  Milwaukee, Wisconsin  53202

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Larry H. Haslee
Title: Secretary
Phone: (414) 765-1980

Signature, Place and Date of Signing:

/s/  Larry H. Haslee  Milwaukee, WI October 10, 2011
     -----------------------------------------------

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF 1934.

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Managers Included:              0

Form 13F Information Table Entry Total:        44

Form 13F Information Table Value Total:      69,740


List of Other Included Managers:

No.		13F File Number		Name
n/a


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100     1525    29813 SH       SOLE                    29575
AIR PRODUCTS & CHEMICALS INC.  COM              009158106     1485    19443 SH       SOLE                    19290
APACHE CORPORATION             COM              037411105     1628    20291 SH       SOLE                    20135
BAXTER INTERNATIONAL INC.      COM              071813109      213     3800 SH       SOLE                     3800
BLACKROCK INC                  COM              09247X101     2100    14185 SH       SOLE                    14070
C V S CORP.                    COM              126650100     1485    44211 SH       SOLE                    43865
CHUBB CORP.                    COM              171232101     2863    47731 SH       SOLE                    47355
COMCAST CORP. CL A             COM              20030N101     1514    72389 SH       SOLE                    71815
CONOCOPHILLIPS                 COM              20825C104     1590    25116 SH       SOLE                    24925
COVIDIEN PLC                   COM              G2554F113     1671    37889 SH       SOLE                    37595
DANAHER CORPORATION            COM              235851102     1802    42972 SH       SOLE                    42630
DARDEN RESTAURANTS, INC.       COM              237194105     1335    31238 SH       SOLE                    30990
DENTSPLY INTERNATIONAL         COM              249030107     1288    41957 SH       SOLE                    41615
DIGITAL REALTY TRUST INC       COM              253868103     1523    27610 SH       SOLE                    27390
DIRECTV                        COM              25490A101     1629    38549 SH       SOLE                    38240
EXXON MOBIL CORPORATION        COM              30231G102     3124    43010 SH       SOLE                    42675
ILLINOIS TOOL WORKS INC.       COM              452308109     1324    31831 SH       SOLE                    31570
INTERNATIONAL BUSINESS MACHINE COM              459200101     2396    13701 SH       SOLE                    13590
J P MORGAN CHASE & CO.         COM              46625H100     1755    58283 SH       SOLE                    57804
J.M. SMUCKER COMPANY           COM              832696405     1816    24916 SH       SOLE                    24710
JOHNSON & JOHNSON              COM              478160104     1652    25944 SH       SOLE                    25725
KRAFT FOODS INC.               COM              50075N104     2104    62670 SH       SOLE                    62145
MCDONALD'S CORPORATION         COM              580135101     1863    21218 SH       SOLE                    21051
METROPOLITAN LIFE              COM              59156R108     1202    42917 SH       SOLE                    42570
MICROSOFT CORPORATION          COM              594918104     2048    82302 SH       SOLE                    81655
MYLAN LABS                     COM              628530107     1350    79480 SH       SOLE                    78800
OFFICE DEPOT, INC.             COM              676220106       28    13805 SH       SOLE                    12385
P G & E CORP.                  COM              69331C108     2106    49799 SH       SOLE                    49381
PEPSICO INC.                   COM              713448108     2339    37783 SH       SOLE                    37485
PFIZER INC.                    COM              717081103     1383    78198 SH       SOLE                    77485
PNC FINANCIAL SERVICES GROUP I COM              693475105     1639    34007 SH       SOLE                    33736
PROCTER & GAMBLE COMPANY       COM              742718109     1764    27916 SH       SOLE                    27685
QUALCOMM INC.                  COM              747525103     1412    29040 SH       SOLE                    28805
SCHLUMBERGER LTD.              COM              806857108     1383    23149 SH       SOLE                    22980
SUNCOR ENERGY INC              COM              867224107     1052    41367 SH       SOLE                    41045
TARGET CORPORATION             COM              87612E106     1606    32739 SH       SOLE                    32420
THERMO ELECTRON CORP.          COM              883556102     1500    29627 SH       SOLE                    29395
TRAVELERS COMPANIES INC.       COM              89417E109     1372    28155 SH       SOLE                    27935
TYCO INTERNATIONAL LTD.        COM              H89128104     1582    38831 SH       SOLE                    38520
UNITED PARCEL SERVICE          COM              911312106     1323    20948 SH       SOLE                    20750
UNITED TECHNOLOGIES CORPORATIO COM              913017109     1955    27784 SH       SOLE                    27545
VISA INC.                      COM              92826C839      178     2081 SH       SOLE                     1887
WALT DISNEY COMPANY            COM              254687106     1284    42582 SH       SOLE                    42245
WELLS FARGO & COMPANY          COM              949746101     1544    64032 SH       SOLE                    63530